Designated Accounting Hedges - Summary of Items Designated as Hedged Items (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	$ 41,233	$ 38,508
Carrying amount of the hedged item, Liabilities	18,598	17,116
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(3,252)	329
Cash flow hedges [member] | Deposits [member] | Foreign Exchange rate Risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	16,524	16,010
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(710)	(609)
Cash flow hedges [member] | Loan commitments [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	41,233	38,508
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(1,622)	650
Cash flow hedges [member] | Share-based payment [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	2,074	1,106
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(920)	288
NIFO hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	39,742	34,419
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	267	838
Fair value hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	124,118	102,080
Carrying amount of the hedged item, Liabilities	160,824	115,610
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	655	(4,513)
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	(1,779)	(4,822)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	1,420	(1,802)
Fair value hedges [member] | Deposits [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	133,104	90,317
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	(1,142)	(3,278)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(2,135)	329
Fair value hedges [member] | Deposits [member] | Combined foreign exchange and interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	21,531	21,087
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	(733)	(1,447)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(741)	(255)
Fair value hedges [member] | Loan commitments [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	51,302	43,475
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	770	(683)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	1,057	(297)
Fair value hedges [member] | Securities [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	72,816	58,605
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	(115)	(3,830)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	3,446	(1,655)
Fair value hedges [member] | Subordinated indebtedness [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	6,189	4,206
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	96	(97)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	$ (207)	$ 76